CALIFORNIA UTILITIES' REGULATORY MATTERS - SCHEDULE OF UTILITY PROJECTS 2 (Details) - Sunrise Powerlink Electric Transmission Line [Member] - San Diego Gas and Electric Company [Member] $ in Thousands	Dec. 31, 2015 USD ($)
Schedule Of Utility Projects [Line Items]
Final Status Report	$ 1,887,400
2008 CPUC Approval Decision	1,883,000
Difference	4,400
Construction Costs And AFUDC [Member]
Schedule Of Utility Projects [Line Items]
Final Status Report	1,490,900
2008 CPUC Approval Decision	1,594,200
Difference	(103,300)
Undergrounding On Alpine Boulevard [Member]
Schedule Of Utility Projects [Line Items]
Final Status Report	11,700
2008 CPUC Approval Decision	91,000
Difference	(79,300)
Undergrounding Savings Per Quarter Mile	11,000
Mitigation And Monitoring Costs [Member]
Schedule Of Utility Projects [Line Items]
Final Status Report	384,800
2008 CPUC Approval Decision	197,800
Difference	$ 187,000